Submission	Feb. 28, 2025
Submission [Line Items]
Central Index Key	0000930236
Registrant Name	REDWOOD TRUST INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES